Share capital (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of share capital, reserves and other equity interest [Abstract]
Disclosure of number and weighted average exercise prices of share options
A summary of changes to stock options outstanding is as follows:

	Number of outstanding options	Weighted- average exercise price
	(‘000’s)	(in Cdn.$)

Outstanding at December 31, 2015	59,124	2.69
Granted	15,446	1.52
Exercised	(19,458)	2.66
Forfeited or expired	(4,702)	3.72
Outstanding at December 31, 2016	50,410	2.24
Granted	22,968	3.65
Exercised	(13,708)	2.54
Forfeited or expired	(2,068)	3.27
Outstanding at December 31, 2017	57,602	2.70

Disclosure of range of exercise prices of outstanding share options
Stock options outstanding and exercisable as at December 31, 2017 are as follows:

Range of exercise prices (in Cdn.$)	Number of outstanding options (‘000’s)	Weighted- average years to expiry	Weighted-average exercise price (in Cdn.$)	Number of exercisable options (‘000’s)	Weighted-average exercise price (in Cdn.$)

0.84 – 0.99	211	0.62	0.84	211	0.84
1.00 – 1.99	9,805	3.09	1.13	4,682	1.13
2.00 – 2.99	16,434	2.14	2.09	12,760	2.09
3.00 – 3.99	31,077	3.63	3.52	12,123	3.34
4.00 – 4.99	75	4.10	4.05	25	4.05
	57,602	3.10	2.70	29,801	2.44

Disclosure of number and weighted average remaining contractual life of outstanding share options
Stock options outstanding and exercisable as at December 31, 2017 are as follows:

Range of exercise prices (in Cdn.$)	Number of outstanding options (‘000’s)	Weighted- average years to expiry	Weighted-average exercise price (in Cdn.$)	Number of exercisable options (‘000’s)	Weighted-average exercise price (in Cdn.$)

0.84 – 0.99	211	0.62	0.84	211	0.84
1.00 – 1.99	9,805	3.09	1.13	4,682	1.13
2.00 – 2.99	16,434	2.14	2.09	12,760	2.09
3.00 – 3.99	31,077	3.63	3.52	12,123	3.34
4.00 – 4.99	75	4.10	4.05	25	4.05
	57,602	3.10	2.70	29,801	2.44

Disclosure of number and weighted average exercise prices of other equity instruments
Summary of changes to RSUs outstanding:

Number of outstanding RSUs
(‘000’s)

Outstanding at December 31, 2015	1,716
Granted	2,054
Vested and converted to common shares	(2,533)
Outstanding at December 31, 2016	1,237
Granted	1,793
Vested and converted to common shares	(1,760)
Outstanding at December 31, 2017	1,270

Earnings per share
The following is the calculation of diluted net income for the year:

	2017	2016
	$	$

Basic and diluted net income for the year (attributable to shareholders of the Company)	$56,852	$39,131

The following is the calculation of diluted weighted average number of shares outstanding for the year:

	2017	2016
	$	$

Basic weighted average number of shares outstanding (in thousands)	976,366	941,737

Effect of dilutive securities:
Stock options	14,627	12,638
Restricted share units	420	770
Diluted weighted average number of shares outstanding (in thousands)	991,413	955,145

The following is the basic and diluted earnings per share:

	2017	2016
	$	$

Earnings per share (attributable to shareholders of the Company)
Basic	$0.06	$0.04
Diluted	$0.06	$0.04